Related Party Transactions - Schedule of Estimated Payments Under Tax Receivable Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
2022	$ 432
2023	746
2024	757
2025	775
2026	791
Thereafter	10,607
Total Payments	$ 14,108	$ 0